Consolidated Income Statement and Total Assets Information by Major Geographic Area (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Segment Reporting Information [Line Items]
Total revenue	¥ 2,505,600	[1]	¥ 2,862,800	[1]	¥ 2,527,200	[1]
Total expenses	1,779,300	[2]	1,977,600	[2]	1,864,400	[2]
Income before income tax expense	726,343		885,180		662,835
Net income	500,235		881,156		648,957
Total assets at end of fiscal year	175,699,346		178,746,994		166,361,600
Japan
Segment Reporting Information [Line Items]
Total revenue	1,783,900	[1]	2,190,700	[1]	1,965,700	[1]
Total expenses	1,397,300	[2]	1,668,900	[2]	1,561,200	[2]
Income before income tax expense	386,600		521,800		404,500
Net income	198,900		524,700		419,200
Total assets at end of fiscal year	124,557,700		126,768,800		124,443,600
Americas
Segment Reporting Information [Line Items]
Total revenue	349,900	[1]	383,700	[1]	251,300	[1]
Total expenses	144,600	[2]	140,500	[2]	104,000	[2]
Income before income tax expense	205,300		243,200		147,300
Net income	189,700		252,300		131,200
Total assets at end of fiscal year	27,527,800		31,168,800		25,368,900
Europe
Segment Reporting Information [Line Items]
Total revenue	152,900	[1]	125,800	[1]	132,000	[1]
Total expenses	96,300	[2]	48,400	[2]	102,900	[2]
Income before income tax expense	56,600		77,400		29,100
Net income	54,000		75,000		28,100
Total assets at end of fiscal year	10,784,500		10,591,200		8,868,500
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	218,900	[1]	162,600	[1]	178,200	[1]
Total expenses	141,100	[2]	119,800	[2]	96,300	[2]
Income before income tax expense	77,800		42,800		81,900
Net income	57,600		29,200		70,500
Total assets at end of fiscal year	¥ 12,829,300		¥ 10,218,200		¥ 7,680,600

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.